Balance Sheets (Parenthetical) - USD ($)	Apr. 30, 2018	Jan. 31, 2018	Jan. 22, 2018	Jan. 17, 2018	Oct. 17, 2017	Jan. 31, 2017	Aug. 05, 2014
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001	$ 0.001				$ 0.001	$ .001
Common Stock, Shares Authorized	250,000,000	250,000,000				250,000,000	250,000,000
Common Stock, Shares Issued and Outstanding	133,400,000	133,400,000				132,900,000
Convertible Note Payable	$ 297,328	$ 112,500	$ 165,000	$ 165,000	$ 445,000